LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Lease Right-of-use Asset And Lease Liabilities
SCHEDULE OF COMPONENTS OF LEASE EXPENSE	The Following table summarizes the components of lease expense:

	Three months ended June 30,
	2021	2020
Operating lease cost	934,666	111,706
Short-term lease cost	20,902	-
	$955,568	$111,706
The Following table summarizes the components of lease expense:
	2021	2020

Operating lease cost	1,021,267	451,685
Short-term lease cost	35,727	63,785
	1,056,994	515,470

SUMMARY OF SUPPLEMENTAL INFORMATION RELATED TO LEASES

The following table summarizes supplemental information related to leases:

	Three months ended June 30,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$955,568	$111,706
Right-of-use assets obtained in exchange for new operating leases liabilities	178,189	-
Weighted average remaining lease term - Operating leases (years)	2.5	4.0
Weighted average discount rate - Operating leases	4.75%	4.35%

The following table summarizes supplemental information related to leases:

	2021	2020

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow used in operating leases	$1,650,847	$515,470
Right-of-use assets obtained in exchange for new operating leases liabilities	9,380,402	1,982,393
Weighted average remaining lease term - Operating leases (years)	2.8	4.2
Weighted average discount rate - Operating leases	4.35%	4.35%

SUMMARY OF MATURITY OF OPERATING LEASE LIABILITIES

The following table summarizes the maturity of operating lease liabilities:

Years ending June 30	Lease cost
2021	$3,840,163
2022	3,851,328
2023	2,014,865
2024	14,798
Total lease payments	9,721,154
Less: Interest	(779,866)
Total	$8,941,288

The following table summarizes the maturity of operating lease liabilities:

Years ending March 31	Lease cost
2022	$3,710,121
2023	3,792,954
2024	2,891,377
2025	58,344
Total lease payments	10,452,795
Less: Interest	(820,170)
Total	$9,632,625